Share Based Payment - Schedule of Respect of Services Received from its Employees and Consultants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Respect of Services Received from its Employees and Consultants [Abstract]
Share-based payment plans	$ 2,017	$ 933	$ 1,679